Feb. 27, 2026
AMERICAN HIGH INCOME TRUST | American High-Income Trust®

3. The “Annual fund operating expenses” table and information under the heading “Example” in the “Fees and expenses of the fund” section of the summary and statutory prospectus for AHIT is amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[2]	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and/or service (12b-1) fees	0.26	1.00	0.25	0.25	none	none	0.23
Other expenses	0.16	0.16	0.16	0.19	0.15	0.04	0.21
Total annual fund operating expenses	0.74	1.48	0.73	0.76	0.47	0.36	0.76

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[2]	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and/or service (12b-1) fees	0.99	0.49	0.25	0.25	none	none	1.00
Other expenses	0.21	0.14	0.21	0.25	0.14	0.09	0.13
Total annual fund operating expenses	1.52	0.95	0.78	0.82	0.46	0.41	1.45

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[2]	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.38	0.24	0.19	0.13	0.19	0.10	0.04
Total annual fund operating expenses	1.45	1.16	1.01	0.70	0.51	0.42	0.36

[2]Restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$448	$251	$323	$78	$48	$37	$425	$255	$97	$328	$84	$47	$42	$148
3 years	603	468	478	243	151	116	584	480	303	493	262	148	132	459
5 years	771	808	646	422	263	202	758	829	525	672	455	258	230	792
10 years	1,259	1,568	1,134	942	591	456	1,259	1,330	1,166	1,192	1,014	579	518	1,735

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$148	$118	$103	$72	$52	$43	$37		1 year	$151	$155
3 years	459	368	322	224	164	135	116		3 years	468	480
5 years	792	638	558	390	285	235	202		5 years	808	829
10 years	1,735	1,409	1,236	871	640	530	456		10 years	1,568	1,330

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$148	$118	$103	$72	$52	$43	$37		1 year	$151	$155
3 years	459	368	322	224	164	135	116		3 years	468	480
5 years	792	638	558	390	285	235	202		5 years	808	829
10 years	1,735	1,409	1,236	871	640	530	456		10 years	1,568	1,330

Keep this supplement with your summary and statutory prospectuses.
Prospectus Supplement March 1, 2026

For the most recent summary and statutory prospectuses of the following funds:

American Funds Mortgage Fund® (AFMF) American High-Income Trust® (AHIT)	Intermediate Bond Fund of America® (IBFA) U.S. Government Securities Fund® (GVT)